RELATED PARTIES (Details Narrative)		1 Months Ended	6 Months Ended			12 Months Ended
	Oct. 14, 2025 USD ($) shares	Nov. 30, 2025 shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 GBP (£) shares	Jun. 30, 2025 GBP (£) shares	Dec. 31, 2025 GBP (£) shares	Dec. 31, 2024 shares
Related Party Transaction [Line Items]
Shares unvested | shares				1,193,348	1,985,983	1,385,392	1,974,208
Cash proceeds exercised vested options				£ 4,441,868
Proceeds from exercised vested options recorded				£ 4,441,868
Six Market Capitalization Tranches [Member]
Related Party Transaction [Line Items]
Shares granted | shares		5,250,001				4,900,000
Shares unvested | shares				350,001		350,001
Debt instrument carrying amount provided.
Related Party Transaction [Line Items]
Number of shares issued granted | shares	5,250,001
John Garner [Member]
Related Party Transaction [Line Items]
Number of shares issued granted | shares	3,250,001
Exercised vested options shares | shares			621,904	621,904
Cash proceeds exercised vested options | $			$ 5,995,215
Proceeds from exercised vested options recorded				£ 4,441,868
Shares remained outstanding | shares				4,628,097
Vested and not yet exercised shares | shares				4,278,096
John Foley [Member]
Related Party Transaction [Line Items]
Number of shares issued granted | shares	1,000,000
Paul Teasdale [Member]
Related Party Transaction [Line Items]
Number of shares issued granted | shares	1,000,000
Director [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				£ 2,266,666
Interest Payable						£ 43,153
Long-Term Debt, Gross						1,766,666
Director [Member] | FFIH Limited [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Proceeds from the issuance of notes payable				883,333
Director [Member] | HallCo Limited [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Proceeds from the issuance of notes payable				500,000
Director [Member] | Hawk Investment Holdings Limited [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Proceeds from the issuance of notes payable				883,333
Interest Payable				£ 177,664
Related Party [Member]
Related Party Transaction [Line Items]
Proceeds from the issuance of notes payable						£ 2,266,666
Related Party [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Continued services | $	$ 500,000,000
Related Party [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Continued services | $	$ 1,000,000,000,000